SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	Dec. 31, 2024
Property
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of property and equipment	20 years
Office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of property and equipment	5 years
Electronic equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of property and equipment	3 years
Vehicle
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of property and equipment	4 years
Leasehold improvement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of lease improvement	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember